CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity [Member]	Share Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Beginning balance at Jun. 30, 2023	$ 20,563,228	$ 58,764,248	$ 15,004,052	$ (1,008,244)	$ (52,196,828)
Changes in equity
Net loss for the period	(10,495,019)	0	0	0	(10,495,019)
Exchange differences arising on translation of foreign operations	571,034	0	0	571,034	0
Total comprehensive loss for the period	(9,923,985)	0	0	571,034	(10,495,019)
Issue of shares - share placements	17,088,750	17,088,750	0	0	0
Issue of shares - exercise of options	1,739,103	3,127,752	(1,388,649)	0	0
Issue of shares - conversion of RSUs	0	225,735	(225,735)	0	0
Issue of shares - conversion of rights	0	15,059	(15,059)	0	0
Issue of shares to a consultant	0	75,000	(75,000)	0	0
Share issue costs	(399,425)	(399,425)	0	0	0
Share-based payment expense	1,108,090	0	1,108,090	0	0
Ending balance at Dec. 31, 2023	30,175,761	78,897,119	14,407,699	(437,210)	(62,691,847)
Beginning balance at Jun. 30, 2024	51,339,595	112,959,638	13,440,265	(1,178,258)	(73,882,050)
Changes in equity
Net loss for the period	(16,236,871)	0	0	0	(16,236,871)
Exchange differences arising on translation of foreign operations	(4,892,234)	0	0	(4,892,234)	0
Total comprehensive loss for the period	(21,129,105)	0	0	(4,892,234)	(16,236,871)
Issue of shares - share placements	70,919,564	70,919,564	0	0	0
Issue of shares - exercise of options	123,737	123,737	0	0	0
Issue of shares - conversion of RSUs	0	349,032	(349,032)	0	0
Issue of shares - conversion of rights	0	13,059,034	(13,059,034)	0	0
Share issue costs	(2,619,570)	(2,619,570)	0	0	0
Share-based payment expense	6,908,182	0	6,908,182	0	0
Ending balance at Dec. 31, 2024	$ 105,542,403	$ 194,791,435	$ 6,940,381	$ (6,070,492)	$ (90,118,921)